Accounts Receivable and Other	12 Months Ended
Mar. 31, 2015
Receivables [Abstract]
Accounts Receivable and Other

NOTE 4: — ACCOUNTS RECEIVABLE AND OTHER

a.	Trade, net:

The following tables summarize the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2015	2014
Trade accounts receivable, gross	$459,774	$322,140
Reserves for sales deductions:
Chargebacks	(64,119)	(46,919)
Customer rebates	(79,115)	(58,593)
Other sales deductions	(93,954)	(77,713)
Allowance for doubtful accounts	(159)	(143)

Trade accounts receivable, net	$222,427	$138,772

b.	Other receivables and prepaid expenses:

	March 31,
	2015	2014
Deferred income taxes	$199,908	$128,689
Note receivable	35,000	—
Prepaid expenses	7,988	7,851
Interest receivable	3,574	2,011
Advances to suppliers	2,690	1,101
Government authorities	1,260	19,508
Derivative instruments	—	2,924
Other	491	308

	$250,911	$162,392